Consolidated Statements of Comprehensive Loss (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and finance costs to related party	$ 504	$ 509	$ 20